CONTINGENCIES	12 Months Ended
Dec. 31, 2020
CONTINGENCIES
CONTINGENCIES

14.CONTINGENCIES

In the normal course of business, the Company is subject to loss contingencies, such as certain legal proceedings, claims and disputes. The Company records a liability for such loss contingencies when the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated.

On April 16, 2019, Ms. Chen Chen filed a lawsuit in a court in Beijing against Beijing Baosheng, with Baosheng Hong Kong named as third party in the complaint, requesting to be recognized as a 5% equity interest holder in Beijing Baosheng pursuant to an equity ownership agreement Ms. Chen Chen previously signed with Beijing Baosheng on March 17, 2016 (the “Equity Ownership Agreement”) (the “Equity Ownership Dispute”). Ms. Chen Chen claimed that she had satisfied the conditions set forth in the Equity Ownership Agreement and was accordingly entitled to the 5% equity interest in Beijing Baosheng. Ms. Chen Chen sought to be recognized as 5% equity interest holder in Beijing Baosheng and receive such equity interest, and to be compensated for litigation related expenses. On June 2, 2020, Ms. Chen Chen voluntarily filed a motion to withdraw this case. On June 16, 2020, the court granted the motion.

In addition, in June 2019, Ms. Chen Chen filed a lawsuit in a court in Beijing against Beijing Baosheng (the “Contractual Dispute”), seeking to terminate the Equity Ownership Agreement and be compensated in the amount of RMB47.65 million ($6,838,404), representing the fair market value of the 5% equity interest in Beijing Baosheng to which she claimed title, and for any litigation related expenses. The Contractual Dispute was heard in the court on November 19, 2020 and February 24, 2021, and the case is still being reviewed as of the date of this report. As confirmed by the PRC counsel, if the court rules in favor of Ms. Chen Chen and grants her all her demands, the Company may be exposed to an amount of RMB10 million ($1,532,567) in liabilities. There is uncertainty, however, regarding the timing or ultimate resolution of this lawsuit and other legal proceedings in which the Company is involved.

Further, Ms. Chen Chen filed a labor dispute case against Horgos Baosheng, Beijing Branch with the Beijing Shijingshan District Labor Dispute Arbitration Committee (the “Committee”) on the grounds that her previous employment with Horgos Baosheng, Beijing Branch was wrongfully terminated. Ms. Chen Chen sought compensation for her lost pay, lost benefits, and litigation related expenses, and award of punitive damages. The Committee issued a judgment on August 23, 2019, ruling in favor of Ms. Chen Chen and granted her the damages in the sum of RMB424,161 (approximately $60,000). Horgos Baosheng, Beijing Branch appealed the case to a court in Beijing in December 2019. On April 23, 2020, the court issued a final judgment that upheld the previous ruling. As a result, the Company will compensate Ms. Chen Chen a total of RMB424,161 (approximately $60,000). As of December 31, 2019, the Company recorded RMB424,161 (approximately $60,873) as a component of accrued expenses and other liabilities related to litigation contingencies, respectively, which has been settled on May 28, 2020.

As of December 31, 2020 and 2019, the Court froze the 100% equity interests in Horgos Baosheng and Kashi Baosheng held by Beijing Baosheng, and the two bank accounts of Beijing Baosheng with a total balance of $3,695,598 and $2,896,326, respectively. The frozen bank balance was reclassified as restricted cash as of December 31, 2020 and 2019. Through a guarantee letter dated April 2, 2020 (the “Guarantee Letter”), Ms. Zhong promised to unconditionally, irrevocably and personally bear all the potential economic expenses and losses arising from the Equity Ownership Dispute and the Contract Dispute. The Company expects to have the restricted cash and share equity of Beijing Baosheng to be unfrozen upon (i) the issuance of a final judgment in the Contractual Dispute or (ii) the entry of a settlement agreement between the parties to the Contractual Dispute, whichever is earlier.